Income Tax - Additional Information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 19, 2021
Deferred tax assets, Valuation allowance	$ 584,028,000	$ 584,028,000		$ 584,028
Increase valuation allowance	584,028	10,700,000	$ 7,900,000
Income tax provision	0	0	0
Gross unrecognized tax benefits			1,300,000
Accrued interest and penalties related to unrecognized tax benefits	$ 0	$ 0	$ 0
Domestic Tax Authority [Member]
Operating loss carry forwards				$ 155,000
Operating Loss Carry Forwards Term	indefinitely